UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	7.3
Amazon.com, Inc.	5.1
Alphabet, Inc. Class C	4.2
Apple, Inc.	3.2
Facebook, Inc. Class A	2.6
JPMorgan Chase & Co.	1.9
Visa, Inc. Class A	1.8
Adobe, Inc.	1.7
NVIDIA Corp.	1.7
UnitedHealth Group, Inc.	1.7
31.2

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Information Technology	28.2
Health Care	17.3
Communication Services	10.9
Consumer Discretionary	10.7
Financials	9.6

Asset Allocation (% of fund's net assets)

As of March 31, 2020 *
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 9.9%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 10.9%
Entertainment - 3.1%
Activision Blizzard, Inc.	303,503	$18,052,358
Electronic Arts, Inc. (a)	87,155	8,730,316
Netflix, Inc. (a)	69,483	26,090,867
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,673,426	4,785,433
		57,658,974
Interactive Media & Services - 6.8%
Alphabet, Inc. Class C (a)	65,000	75,582,650
Facebook, Inc. Class A (a)	286,500	47,788,200
		123,370,850
Media - 0.1%
Comcast Corp. Class A	47,882	1,646,183
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	193,329	16,220,303

TOTAL COMMUNICATION SERVICES		198,896,310

CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	26,172	2,694,407
Compass Group PLC	72,800	1,134,232
McDonald's Corp.	5,725	946,629
Penn National Gaming, Inc. (a)	31,400	397,210
Starbucks Corp.	40,705	2,675,947
		7,848,425
Household Durables - 0.0%
NVR, Inc. (a)	300	770,733
Internet & Direct Marketing Retail - 6.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,987	19,445,472
Amazon.com, Inc. (a)	47,833	93,260,957
eBay, Inc.	34,700	1,043,082
The Booking Holdings, Inc. (a)	4,264	5,736,444
		119,485,955
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	1,829,400
Multiline Retail - 0.9%
Dollar General Corp.	93,352	14,097,086
Dollar Tree, Inc. (a)	24,800	1,822,056
		15,919,142
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	1,900	301,074
The Home Depot, Inc.	81,550	15,226,201
TJX Companies, Inc.	199,425	9,534,509
		25,061,784
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	20,432	7,493,466
Moncler SpA	51,000	1,853,274
NIKE, Inc. Class B	166,600	13,784,484
Tory Burch LLC (a)(b)(c)(d)	28,846	1,342,768
		24,473,992

TOTAL CONSUMER DISCRETIONARY		195,389,431

CONSUMER STAPLES - 5.1%
Beverages - 1.9%
Keurig Dr. Pepper, Inc.	61,500	1,492,605
Monster Beverage Corp. (a)	133,594	7,515,998
PepsiCo, Inc.	7,800	936,780
The Coca-Cola Co.	561,598	24,850,712
		34,796,095
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	41,998	11,974,890
Kroger Co.	312,866	9,423,524
U.S. Foods Holding Corp. (a)	48,100	851,851
Walmart, Inc.	189,172	21,493,723
		43,743,988
Food Products - 0.3%
Mondelez International, Inc.	117,243	5,871,529
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	24,604	3,920,401
Tobacco - 0.3%
Altria Group, Inc.	113,608	4,393,221

TOTAL CONSUMER STAPLES		92,725,234

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Hess Corp.	143,514	4,779,016
Reliance Industries Ltd.	93,681	1,384,830
		6,163,846
FINANCIALS - 9.6%
Banks - 4.4%
Bank of America Corp.	1,257,980	26,706,915
JPMorgan Chase & Co.	373,194	33,598,656
M&T Bank Corp.	19,900	2,058,257
Truist Financial Corp.	14,177	437,219
Wells Fargo & Co.	595,515	17,091,281
		79,892,328
Capital Markets - 3.5%
Cboe Global Markets, Inc.	10,600	946,050
CME Group, Inc.	81,019	14,008,995
London Stock Exchange Group PLC	104,282	9,328,630
Moody's Corp.	61,162	12,935,763
Morningstar, Inc.	48,813	5,674,511
MSCI, Inc.	19,500	5,634,720
S&P Global, Inc.	50,987	12,494,364
The Blackstone Group LP	20,900	952,413
Tradeweb Markets, Inc. Class A	28,300	1,189,732
XP, Inc. Class A (a)	27,200	524,688
		63,689,866
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	117,806	21,538,471
KKR Renaissance Co-Invest LP unit (a)(c)	24,163	7,258,943
		28,797,414
Insurance - 0.1%
Allstate Corp.	27,000	2,476,710

TOTAL FINANCIALS		174,856,318

HEALTH CARE - 17.3%
Biotechnology - 4.4%
AbbVie, Inc.	140,537	10,707,514
Acceleron Pharma, Inc. (a)	35,700	3,208,359
Amgen, Inc.	86,888	17,614,804
Biogen, Inc. (a)	14,596	4,617,882
Black Diamond Therapeutics, Inc. (a)	11,800	294,410
Neurocrine Biosciences, Inc. (a)	9,300	804,915
Regeneron Pharmaceuticals, Inc. (a)	55,682	27,188,964
Revolution Medicines, Inc.	6,000	131,460
Vertex Pharmaceuticals, Inc. (a)	66,772	15,888,397
		80,456,705
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	389,237	12,700,803
Danaher Corp.	130,521	18,065,412
DexCom, Inc. (a)	19,328	5,204,451
Hologic, Inc. (a)	24,450	858,195
Intuitive Surgical, Inc. (a)	29,882	14,797,865
Masimo Corp. (a)	47,491	8,411,606
Quidel Corp. (a)	9,230	902,786
Stryker Corp.	9,481	1,578,492
		62,519,610
Health Care Providers & Services - 3.5%
1Life Healthcare, Inc. (a)	61,800	1,121,670
Centene Corp. (a)	221,170	13,139,710
Cigna Corp.	101,106	17,913,961
UnitedHealth Group, Inc.	123,258	30,738,080
		62,913,421
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)(f)	23,700	1,476,984
Bruker Corp.	299,857	10,752,872
Thermo Fisher Scientific, Inc.	55,304	15,684,214
		27,914,070
Pharmaceuticals - 4.5%
AstraZeneca PLC sponsored ADR	259,300	11,580,338
Eli Lilly & Co.	173,974	24,133,673
Roche Holding AG (participation certificate)	19,502	6,274,613
Sanofi SA sponsored ADR	544,559	23,808,119
Zoetis, Inc. Class A	136,403	16,053,269
		81,850,012

TOTAL HEALTH CARE		315,653,818

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	8,500	2,881,075
Northrop Grumman Corp.	76,706	23,207,400
The Boeing Co.	32,900	4,906,706
TransDigm Group, Inc.	1,400	448,266
		31,443,447
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	24,400	2,279,448
Building Products - 0.2%
Trane Technologies PLC	50,900	4,203,831
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,300	1,091,286
Copart, Inc. (a)	25,500	1,747,260
Waste Management, Inc.	37,497	3,470,722
		6,309,268
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	63,583	5,040,224
Electrical Equipment - 1.1%
AMETEK, Inc.	191,276	13,775,698
Generac Holdings, Inc. (a)	44,100	4,108,797
Rockwell Automation, Inc.	17,500	2,640,925
		20,525,420
Industrial Conglomerates - 0.8%
General Electric Co.	1,703,263	13,523,908
Roper Technologies, Inc.	3,900	1,216,059
		14,739,967
Machinery - 0.7%
Caterpillar, Inc.	66,393	7,704,244
Gardner Denver Holdings, Inc. (a)	52,591	1,304,257
ITT, Inc.	21,600	979,776
Parker Hannifin Corp.	25,455	3,302,277
		13,290,554
Professional Services - 1.0%
Clarivate Analytics PLC (a)	41,200	854,900
Equifax, Inc.	21,500	2,568,175
Experian PLC	199,060	5,532,144
IHS Markit Ltd.	125,475	7,528,500
Verisk Analytics, Inc.	3,900	543,582
		17,027,301
Road & Rail - 2.0%
Lyft, Inc.	162,200	4,355,070
Uber Technologies, Inc.	602,172	16,812,642
Union Pacific Corp.	108,556	15,310,738
		36,478,450

TOTAL INDUSTRIALS		151,337,910

INFORMATION TECHNOLOGY - 28.2%
IT Services - 6.4%
Accenture PLC Class A	73,450	11,991,447
Automatic Data Processing, Inc.	27,188	3,716,056
Black Knight, Inc. (a)	142,707	8,285,568
Edenred SA	70,657	2,932,229
Fidelity National Information Services, Inc.	194,040	23,603,026
Global Payments, Inc.	38,239	5,515,211
MasterCard, Inc. Class A	102,804	24,833,334
MongoDB, Inc. Class A (a)	13,082	1,786,216
Visa, Inc. Class A	206,057	33,199,904
		115,862,991
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	50,900	2,314,932
Analog Devices, Inc.	128,943	11,559,740
ASML Holding NV	69,535	18,193,137
Broadcom, Inc.	2,700	640,170
Lam Research Corp.	69,216	16,611,840
Marvell Technology Group Ltd.	505,409	11,437,406
Micron Technology, Inc. (a)	278,200	11,701,092
NVIDIA Corp.	116,925	30,821,430
NXP Semiconductors NV	98,968	8,207,416
Qualcomm, Inc.	204,809	13,855,329
Universal Display Corp.	6,400	843,392
Xilinx, Inc.	37,000	2,883,780
		129,069,664
Software - 11.4%
Adobe, Inc. (a)	98,995	31,504,169
Aspen Technology, Inc. (a)	57,427	5,459,585
Cloudflare, Inc. (a)	37,746	886,276
DocuSign, Inc. (a)	58,008	5,359,939
HubSpot, Inc. (a)	9,800	1,305,262
Microsoft Corp.	838,834	132,292,513
Salesforce.com, Inc. (a)	152,892	22,013,390
Slack Technologies, Inc. Class A (a)	53,100	1,425,204
SS&C Technologies Holdings, Inc.	5,800	254,156
Zoom Video Communications, Inc. Class A	47,633	6,960,134
		207,460,628
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	232,800	59,198,712
Samsung Electronics Co. Ltd.	49,300	1,930,915
		61,129,627

TOTAL INFORMATION TECHNOLOGY		513,522,910

MATERIALS - 3.2%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	42,341	8,451,687
Albemarle Corp. U.S. (f)	26,600	1,499,442
CF Industries Holdings, Inc.	34,600	941,120
Sherwin-Williams Co.	18,652	8,570,967
The Chemours Co. LLC	104,400	926,028
		20,389,244
Containers & Packaging - 0.6%
Avery Dennison Corp.	110,562	11,262,951
Metals & Mining - 1.5%
Barrick Gold Corp.	1,135,394	20,800,418
Franco-Nevada Corp.	400	39,966
Newmont Corp.	130,200	5,895,456
		26,735,840

TOTAL MATERIALS		58,388,035

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	126,863	27,624,418
Crown Castle International Corp.	80,010	11,553,444
Prologis, Inc.	102,548	8,241,783
		47,419,645
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	79,585	19,149,743
TOTAL COMMON STOCKS
(Cost $1,488,204,828)		1,773,503,200

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(c)(d)
(Cost $1,088,005)	78,650	738,524

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.29% (g)	48,303,634	48,318,125
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	1,633,829	1,634,155
TOTAL MONEY MARKET FUNDS
(Cost $49,948,163)		49,952,280
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,539,240,996)		1,824,194,004
NET OTHER ASSETS (LIABILITIES) - 0.0%		(483,271)
NET ASSETS - 100%		$1,823,710,733

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,955,067 or 0.9% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$317,403
Fidelity Securities Lending Cash Central Fund	56,866
Total	$374,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$198,896,310	$194,110,877	$--	$4,785,433
Consumer Discretionary	196,127,955	181,736,291	10,480,972	3,910,692
Consumer Staples	92,725,234	92,725,234	--	--
Energy	6,163,846	6,163,846	--	--
Financials	174,856,318	158,268,745	16,587,573	--
Health Care	315,653,818	309,379,205	6,274,613	--
Industrials	151,337,910	145,805,766	5,532,144	--
Information Technology	513,522,910	510,590,681	2,932,229	--
Materials	58,388,035	58,388,035	--	--
Real Estate	47,419,645	47,419,645	--	--
Utilities	19,149,743	19,149,743	--	--
Money Market Funds	49,952,280	49,952,280	--	--
Total Investments in Securities:	$1,824,194,004	$1,773,690,348	$41,807,531	$8,696,125

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,596,114) — See accompanying schedule: Unaffiliated issuers (cost $1,489,292,833)	$1,774,241,724
Fidelity Central Funds (cost $49,948,163)	49,952,280
Total Investment in Securities (cost $1,539,240,996)		$1,824,194,004
Cash		52,013
Restricted cash		148,472
Foreign currency held at value (cost $674,643)		674,643
Receivable for investments sold		15,672,290
Receivable for fund shares sold		268,097
Dividends receivable		958,156
Distributions receivable from Fidelity Central Funds		44,960
Prepaid expenses		1,405
Other receivables		51,761
Total assets		1,842,065,801
Liabilities
Payable for investments purchased	$14,208,979
Payable for fund shares redeemed	1,595,496
Accrued management fee	620,274
Distribution and service plan fees payable	85,841
Other affiliated payables	104,471
Other payables and accrued expenses	110,032
Collateral on securities loaned	1,629,975
Total liabilities		18,355,068
Net Assets		$1,823,710,733
Net Assets consist of:
Paid in capital		$1,525,747,631
Total accumulated earnings (loss)		297,963,102
Net Assets		$1,823,710,733
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($1,469,472,964 ÷ 65,325,665 shares)		$22.49
Class A:
Net Asset Value and redemption price per share ($240,029,223 ÷ 11,007,010 shares)(a)		$21.81
Maximum offering price per share (100/94.25 of $21.81)		$23.14
Class M:
Net Asset Value and redemption price per share ($32,824,878 ÷ 1,518,817 shares)(a)		$21.61
Maximum offering price per share (100/96.50 of $21.61)		$22.39
Class C:
Net Asset Value and offering price per share ($24,533,356 ÷ 1,170,573 shares)(a)		$20.96
Class I:
Net Asset Value, offering price and redemption price per share ($48,889,235 ÷ 2,091,006 shares)		$23.38
Class Z:
Net Asset Value, offering price and redemption price per share ($7,961,077 ÷ 344,290 shares)		$23.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$13,283,694
Interest		2,934
Income from Fidelity Central Funds (including $56,866 from security lending)		374,269
Total income		13,660,897
Expenses
Management fee	$4,251,615
Transfer agent fees	1,385,613
Distribution and service plan fees	596,671
Accounting fees	318,926
Custodian fees and expenses	71,748
Independent trustees' fees and expenses	6,023
Registration fees	40,182
Audit	47,723
Legal	7,083
Miscellaneous	6,813
Total expenses before reductions	6,732,397
Expense reductions	(1,068,882)
Total expenses after reductions		5,663,515
Net investment income (loss)		7,997,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,799)	27,187,440
Fidelity Central Funds	187
Foreign currency transactions	6,613
Futures contracts	233,812
Total net realized gain (loss)		27,428,052
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $140,647)	(168,274,612)
Fidelity Central Funds	4,117
Assets and liabilities in foreign currencies	(456)
Futures contracts	199,549
Total change in net unrealized appreciation (depreciation)		(168,071,402)
Net gain (loss)		(140,643,350)
Net increase (decrease) in net assets resulting from operations		$(132,645,968)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,997,382	$16,241,321
Net realized gain (loss)	27,428,052	57,041,772
Change in net unrealized appreciation (depreciation)	(168,071,402)	(144,433,153)
Net increase (decrease) in net assets resulting from operations	(132,645,968)	(71,150,060)
Distributions to shareholders	(67,891,903)	(224,345,458)
Share transactions - net increase (decrease)	(21,004,071)	68,491,990
Total increase (decrease) in net assets	(221,541,942)	(227,003,528)
Net Assets
Beginning of period	2,045,252,675	2,272,256,203
End of period	$1,823,710,733	$2,045,252,675

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.95	$28.95	$26.07	$22.27	$21.04	$24.63
Income from Investment Operations
Net investment income (loss)A	.11	.22	.21	.39	.38	.40
Net realized and unrealized gain (loss)	(1.71)	(1.33)	4.95	3.80	2.57	(1.71)
Total from investment operations	(1.60)	(1.11)	5.16	4.19	2.95	(1.31)
Distributions from net investment income	(.22)	(.17)	(.35)	(.36)B	(.36)	(.31)
Distributions from net realized gain	(.64)	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(.86)	(2.89)C	(2.28)	(.39)	(1.72)	(2.28)
Net asset value, end of period	$22.49	$24.95	$28.95	$26.07	$22.27	$21.04
Total ReturnD,E	(6.94)%	(2.68)%F	21.08%F	18.99%F	15.05%F	(5.92)%F
Ratios to Average Net AssetsG,H
Expenses before reductions	.57%I	.57%	.47%	.48%	.47%	.50%
Expenses net of fee waivers, if any	.46%I	.46%	.47%	.48%	.47%	.50%
Expenses net of all reductions	.46%I	.46%	.46%	.48%	.47%	.50%
Net investment income (loss)	.84%I	.88%	.78%	1.61%	1.84%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,469,473	$1,640,484	$1,855,761	$1,763,983	$1,509,620	$1,426,230
Portfolio turnover rateJ	84%I	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.89 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $2.711 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$28.14	$25.40	$21.71	$20.55	$24.12
Income from Investment Operations
Net investment income (loss)A	.06	.12	.11	.30	.30	.31
Net realized and unrealized gain (loss)	(1.65)	(1.30)	4.82	3.70	2.51	(1.67)
Total from investment operations	(1.59)	(1.18)	4.93	4.00	2.81	(1.36)
Distributions from net investment income	(.13)	(.08)	(.26)	(.28)B	(.29)	(.24)
Distributions from net realized gain	(.64)	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(.77)	(2.79)	(2.19)	(.31)	(1.65)	(2.21)
Net asset value, end of period	$21.81	$24.17	$28.14	$25.40	$21.71	$20.55
Total ReturnC,D,E	(7.06)%	(3.05)%F	20.67%F	18.58%F	14.64%F	(6.25)%F
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%I	.88%	.82%	.83%	.84%	.83%
Expenses net of fee waivers, if any	.81%I	.82%	.81%	.82%	.83%	.83%
Expenses net of all reductions	.81%I	.81%	.80%	.82%	.83%	.82%
Net investment income (loss)	.49%I	.52%	.43%	1.27%	1.48%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$240,029	$270,441	$284,276	$252,202	$225,107	$212,181
Portfolio turnover rateJ	84%I	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.91	$27.86	$25.17	$21.53	$20.38	$23.95
Income from Investment Operations
Net investment income (loss)A	.02	.04	.01	.20	.22	.22
Net realized and unrealized gain (loss)	(1.65)	(1.29)	4.78	3.68	2.48	(1.66)
Total from investment operations	(1.63)	(1.25)	4.79	3.88	2.70	(1.44)
Distributions from net investment income	(.03)	–	(.17)	(.21)B	(.19)	(.17)
Distributions from net realized gain	(.64)	(2.70)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(.67)	(2.70)	(2.10)	(.24)	(1.55)	(2.13)C
Net asset value, end of period	$21.61	$23.91	$27.86	$25.17	$21.53	$20.38
Total ReturnD,E,F	(7.24)%	(3.42)%	20.23%	18.10%	14.18%	(6.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.18%	1.19%	1.22%	1.24%	1.23%
Expenses net of fee waivers, if any	1.17%I	1.18%	1.19%	1.22%	1.24%	1.23%
Expenses net of all reductions	1.17%I	1.18%	1.18%	1.21%	1.24%	1.23%
Net investment income (loss)	.13%I	.16%	.06%	.87%	1.08%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$32,825	$38,382	$41,540	$36,726	$30,261	$29,482
Portfolio turnover rateJ	84%I	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.21	$27.13	$24.57	$21.03	$19.93	$23.49
Income from Investment Operations
Net investment income (loss)A	(.05)	(.09)	(.12)	.08	.11	.10
Net realized and unrealized gain (loss)	(1.60)	(1.25)	4.65	3.59	2.43	(1.62)
Total from investment operations	(1.65)	(1.34)	4.53	3.67	2.54	(1.52)
Distributions from net investment income	–	–	(.04)	(.10)B	(.08)	(.08)
Distributions from net realized gain	(.60)	(2.58)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(.60)	(2.58)	(1.97)	(.13)	(1.44)	(2.04)C
Net asset value, end of period	$20.96	$23.21	$27.13	$24.57	$21.03	$19.93
Total ReturnD,E,F	(7.52)%	(3.92)%	19.55%	17.51%	13.56%	(7.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.74%I	1.74%	1.74%	1.76%	1.77%	1.75%
Expenses net of fee waivers, if any	1.74%I	1.74%	1.74%	1.76%	1.77%	1.75%
Expenses net of all reductions	1.74%I	1.74%	1.73%	1.75%	1.76%	1.75%
Net investment income (loss)	(.44)%I	(.40)%	(.49)%	.33%	.55%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$24,533	$29,785	$34,772	$29,147	$23,620	$22,879
Portfolio turnover rateJ	84%I	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.88	$29.91	$26.87	$22.94	$21.61	$25.10
Income from Investment Operations
Net investment income (loss)A	.09	.18	.17	.36	.36	.38
Net realized and unrealized gain (loss)	(1.78)	(1.36)	5.11	3.92	2.65	(1.77)
Total from investment operations	(1.69)	(1.18)	5.28	4.28	3.01	(1.39)
Distributions from net investment income	(.18)	(.13)	(.31)	(.32)B	(.32)	(.14)
Distributions from net realized gain	(.64)	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(.81)C	(2.85)D	(2.24)	(.35)	(1.68)	(2.10)E
Net asset value, end of period	$23.38	$25.88	$29.91	$26.87	$22.94	$21.61
Total ReturnF,G	(6.98)%	(2.85)%	20.88%	18.81%	14.92%	(6.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.62%	.62%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.61%J	.62%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.61%J	.62%	.61%	.63%	.64%	.63%
Net investment income (loss)	.69%J	.72%	.62%	1.46%	1.67%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$48,889	$56,150	$49,619	$49,107	$40,468	$44,760
Portfolio turnover rateK	84%J	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.639 per share.

 D Total distributions of $2.85 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $2.711 per share.

 E Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.62	$29.65	$26.66	$22.76	$21.47	$25.09
Income from Investment Operations
Net investment income (loss)A	.11	.21	.21	.40	.38	.41
Net realized and unrealized gain (loss)	(1.76)	(1.36)	5.06	3.88	2.62	(1.76)
Total from investment operations	(1.65)	(1.15)	5.27	4.28	3.00	(1.35)
Distributions from net investment income	(.21)	(.17)	(.35)	(.35)B	(.35)	(.31)
Distributions from net realized gain	(.64)	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(.85)	(2.88)	(2.28)	(.38)	(1.71)	(2.27)C
Net asset value, end of period	$23.12	$25.62	$29.65	$26.66	$22.76	$21.47
Total ReturnD,E	(6.94)%	(2.74)%	21.02%	18.98%	15.00%	(5.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.49%H	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.49%H	.49%	.49%	.50%	.51%	.51%
Net investment income (loss)	.81%H	.84%	.74%	1.58%	1.81%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$7,961	$10,010	$6,288	$934	$81	$83
Portfolio turnover rateI	84%H	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $35,797 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$396,464,401
Gross unrealized depreciation	(117,314,953)
Net unrealized appreciation (depreciation)	$279,149,448
Tax cost	$1,545,044,556

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $6,276,673 in these Subsidiaries, representing .34% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	853,942,406	920,581,444

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$348,452	$4,250
Class M	.25%	.25%	96,716	131
Class C	.75%	.25%	151,503	15,467
			$596,671	$19,848

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23,599
Class M	1,970
Class C(a)	1,667
$27,236

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approval to change the fee for Class Z from .046% to .044%. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$1,004,993.12
Class A	245,136.18
Class M	43,087.22
Class C	43,458.29
Class I	46,475.16
Class Z	2,464.04
	$1,385,613

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified Stock Fund	$16,130

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $24,844.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Diversified Stock Fund	$3,874

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $4,028. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $13 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.01%	$920,211
Class A	.11%	90,921
		$1,011,132

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,109 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,508. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class O	$9,052

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,331.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $11,750 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2020	Year ended September 30, 2019
Distributions to shareholders
Class O	$55,525,594	$182,029,395
Class A	8,432,152	28,334,997
Class M	1,026,393	4,181,629
Class C	756,921	3,490,057
Class I	1,771,374	5,633,200
Class Z	379,469	676,180
Total	$67,891,903	$224,345,458

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2020	Year ended September 30, 2019	Six months ended March 31, 2020	Year ended September 30, 2019
Class O
Shares sold	227,831	458,741	$5,870,935	$11,369,432
Reinvestment of distributions	1,833,831	7,139,183	48,358,134	159,346,574
Shares redeemed	(2,486,764)	(5,938,413)	(63,803,223)	(145,039,409)
Net increase (decrease)	(425,102)	1,659,511	$(9,574,154)	$25,676,597
Class A
Shares sold	704,690	2,094,465	$17,371,960	$48,444,941
Reinvestment of distributions	325,418	1,292,841	8,327,443	28,041,716
Shares redeemed	(1,211,035)	(2,302,043)	(29,961,685)	(54,224,884)
Net increase (decrease)	(180,927)	1,085,263	$(4,262,282)	$22,261,773
Class M
Shares sold	143,411	417,384	$3,513,615	$9,765,107
Reinvestment of distributions	40,105	187,406	1,018,261	4,032,975
Shares redeemed	(269,640)	(491,044)	(6,532,193)	(11,498,045)
Net increase (decrease)	(86,124)	113,746	$(2,000,317)	$2,300,037
Class C
Shares sold	90,768	350,347	$2,157,434	$7,954,916
Reinvestment of distributions	29,769	162,870	734,105	3,417,015
Shares redeemed	(233,385)	(511,496)	(5,603,717)	(11,404,168)
Net increase (decrease)	(112,848)	1,721	$(2,712,178)	$(32,237)
Class I
Shares sold	378,005	1,289,342	$10,145,674	$33,655,609
Reinvestment of distributions	56,488	204,576	1,549,456	4,742,073
Shares redeemed	(512,744)	(983,856)	(13,625,954)	(24,539,602)
Net increase (decrease)	(78,251)	510,062	$(1,930,824)	$13,858,080
Class Z
Shares sold	115,983	214,444	$3,061,198	$5,407,664
Reinvestment of distributions	12,645	28,534	342,800	654,294
Shares redeemed	(175,000)	(64,374)	(3,928,314)	(1,634,218)
Net increase (decrease)	(46,372)	178,604	$(524,316)	$4,427,740

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Class O	.46%
Actual		$1,000.00	$930.60	$2.22
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class A	.81%
Actual		$1,000.00	$929.40	$3.91
Hypothetical-C		$1,000.00	$1,020.95	$4.09
Class M	1.17%
Actual		$1,000.00	$927.60	$5.64
Hypothetical-C		$1,000.00	$1,019.15	$5.91
Class C	1.74%
Actual		$1,000.00	$924.80	$8.37
Hypothetical-C		$1,000.00	$1,016.30	$8.77
Class I	.61%
Actual		$1,000.00	$930.20	$2.94
Hypothetical-C		$1,000.00	$1,021.95	$3.08
Class Z	.49%
Actual		$1,000.00	$930.60	$2.36
Hypothetical-C		$1,000.00	$1,022.55	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Diversified Stock Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class O
Class C
12.00
10.00
8.00
6.00
4.00
2.00
10.42
10.50
5.29
5.32
3.96
1 Year
55.0
50.0
45.0
40.0
35.0
52.2
48.9
47.9
46.6
38.1
3 Year
70.0
65.0
60.0
55.0
50.0
45.0
40.0
66.3
61.6
52.2
45.3
42.8
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class O	22%	94%	45%
Class A	19%	90%	37%
Class C	15%	61%	19%
Class I	20%	92%	42%
Class M	18%	84%	30%
Class Z	22%	93%	45%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Diversified Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and Class O ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADESI-SANN-0520
1.814747.114

Fidelity Advisor® Capital Development Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	6.9
General Electric Co.	6.3
Altria Group, Inc.	3.9
Comcast Corp. Class A	3.9
Exxon Mobil Corp.	3.6
Bristol-Myers Squibb Co.	3.0
Apple, Inc.	3.0
Bank of America Corp.	2.9
Wells Fargo & Co.	2.8
Johnson & Johnson	2.4
38.7

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Health Care	21.4
Information Technology	18.2
Financials	14.8
Industrials	14.1
Consumer Staples	9.3

Asset Allocation (% of fund's net assets)

As of March 31, 2020 *
Stocks	97.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 10.0%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	530,906	$28,525,579
Entertainment - 2.0%
Activision Blizzard, Inc.	217,800	12,954,744
Electronic Arts, Inc. (a)	110,000	11,018,700
The Walt Disney Co.	68,500	6,617,100
Vivendi SA	933,200	19,731,018
		50,321,562
Interactive Media & Services - 0.9%
Alphabet, Inc.:
Class A (a)	7,900	9,179,405
Class C (a)	7,983	9,282,712
Match Group, Inc. (a)(b)	63,300	4,180,332
		22,642,449
Media - 4.4%
Comcast Corp. Class A	2,880,800	99,041,904
Discovery Communications, Inc. Class A (a)(b)	157,200	3,055,968
Interpublic Group of Companies, Inc.	478,300	7,743,677
Omnicom Group, Inc.	22,400	1,229,760
Sinclair Broadcast Group, Inc. Class A	83,500	1,342,680
		112,413,989

TOTAL COMMUNICATION SERVICES		213,903,579

CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.2%
BorgWarner, Inc.	182,260	4,441,676
Distributors - 0.1%
LKQ Corp. (a)	178,900	3,669,239
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	169,000	256,880
Starbucks Corp.	62,400	4,102,176
		4,359,056
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	144,600	11,024,304
Whirlpool Corp.	88,000	7,550,400
		18,574,704
Internet & Direct Marketing Retail - 1.2%
Ocado Group PLC (a)	250,800	3,762,069
The Booking Holdings, Inc. (a)	19,700	26,502,804
		30,264,873
Specialty Retail - 0.9%
Lowe's Companies, Inc.	229,700	19,765,685
TJX Companies, Inc.	45,300	2,165,793
		21,931,478
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	94,100	7,785,834
PVH Corp.	56,000	2,107,840
Tapestry, Inc.	37,000	479,150
		10,372,824

TOTAL CONSUMER DISCRETIONARY		93,613,850

CONSUMER STAPLES - 9.3%
Beverages - 1.2%
Diageo PLC sponsored ADR	28,100	3,572,072
The Coca-Cola Co.	602,500	26,660,625
		30,232,697
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance, Inc.	180,100	8,239,575
Walmart, Inc.	398,700	45,300,294
		53,539,869
Household Products - 0.8%
Colgate-Palmolive Co.	9,800	650,328
Procter & Gamble Co.	150,105	16,511,550
Spectrum Brands Holdings, Inc.	107,500	3,909,775
		21,071,653
Personal Products - 0.1%
Unilever NV	70,700	3,474,996
Tobacco - 5.1%
Altria Group, Inc.	2,574,000	99,536,580
British American Tobacco PLC sponsored ADR	657,000	22,462,830
Philip Morris International, Inc.	116,700	8,514,432
		130,513,842

TOTAL CONSUMER STAPLES		238,833,057

ENERGY - 6.2%
Energy Equipment & Services - 0.0%
Subsea 7 SA	68,700	324,493
Oil, Gas & Consumable Fuels - 6.2%
Cenovus Energy, Inc. (Canada)	5,130,827	10,354,259
Equinor ASA sponsored ADR	2,240,000	27,283,200
Exxon Mobil Corp.	2,417,500	91,792,475
Hess Corp.	825,300	27,482,490
Kosmos Energy Ltd.	2,033,220	1,820,952
MEG Energy Corp. (a)	319,200	378,785
		159,112,161

TOTAL ENERGY		159,436,654

FINANCIALS - 14.8%
Banks - 9.9%
Bank of America Corp.	3,518,415	74,695,950
JPMorgan Chase& Co.	464,000	41,773,920
M&T Bank Corp.	36,700	3,795,881
PNC Financial Services Group, Inc.	267,416	25,597,060
Truist Financial Corp.	739,226	22,797,730
U.S. Bancorp	398,542	13,729,772
Wells Fargo & Co.	2,533,150	72,701,405
		255,091,718
Capital Markets - 3.7%
Cboe Global Markets, Inc.	23,200	2,070,600
KKR & Co. LP	442,985	10,396,858
Morgan Stanley	264,000	8,976,000
Northern Trust Corp.	478,095	36,077,049
Raymond James Financial, Inc.	60,000	3,792,000
State Street Corp.	605,490	32,254,452
		93,566,959
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	70,900	621,691
Insurance - 0.4%
Chubb Ltd.	64,500	7,204,005
The Travelers Companies, Inc.	27,500	2,732,125
		9,936,130
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	606,761	3,852,932
Radian Group, Inc.	1,299,952	16,834,378
		20,687,310

TOTAL FINANCIALS		379,903,808

HEALTH CARE - 21.4%
Biotechnology - 2.6%
AbbVie, Inc.	168,700	12,853,253
Alexion Pharmaceuticals, Inc. (a)	224,300	20,139,897
Alnylam Pharmaceuticals, Inc. (a)	45,300	4,930,905
Amgen, Inc.	47,400	9,609,402
Gritstone Oncology, Inc. (a)	183,700	1,069,134
Heron Therapeutics, Inc. (a)	36,700	430,858
Insmed, Inc. (a)	268,100	4,297,643
Intercept Pharmaceuticals, Inc. (a)(b)	207,905	13,089,699
Myriad Genetics, Inc. (a)	31,600	452,196
United Therapeutics Corp. (a)	10,800	1,024,110
		67,897,097
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	34,600	7,950,042
Boston Scientific Corp. (a)	580,751	18,949,905
Intuitive Surgical, Inc. (a)	600	297,126
		27,197,073
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	202,000	17,877,000
Cardinal Health, Inc.	449,200	21,534,648
Centene Corp. (a)	57,400	3,410,134
Cigna Corp.	244,900	43,391,382
Covetrus, Inc. (a)(b)	142,520	1,160,113
CVS Health Corp.	879,600	52,186,668
McKesson Corp.	262,880	35,557,149
UnitedHealth Group, Inc.	161,000	40,150,180
		215,267,274
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	235,625
Pharmaceuticals - 9.3%
Bayer AG	726,278	41,614,641
Bristol-Myers Squibb Co.	1,391,900	77,584,506
Elanco Animal Health, Inc. (a)	61,600	1,379,224
GlaxoSmithKline PLC sponsored ADR	1,244,500	47,154,105
Johnson & Johnson	474,360	62,202,827
Sanofi SA sponsored ADR	123,300	5,390,676
TherapeuticsMD, Inc. (a)(b)	1,966,431	2,084,417
		237,410,396

TOTAL HEALTH CARE		548,007,465

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.4%
Airbus Group NV	27,100	1,747,460
General Dynamics Corp.	54,400	7,197,664
Huntington Ingalls Industries, Inc.	33,700	6,140,477
Safran SA	5,700	505,004
The Boeing Co.	83,000	12,378,620
United Technologies Corp.	74,300	7,008,719
		34,977,944
Air Freight & Logistics - 2.6%
C.H. Robinson Worldwide, Inc.	33,479	2,216,310
FedEx Corp.	131,900	15,994,194
United Parcel Service, Inc. Class B	511,100	47,746,962
XPO Logistics, Inc. (a)	33,000	1,608,750
		67,566,216
Electrical Equipment - 0.8%
Acuity Brands, Inc.	70,900	6,073,294
Hubbell, Inc. Class B	51,518	5,911,175
Melrose Industries PLC	1	1
Vertiv Holdings LLC (c)	1,100,000	9,515,000
		21,499,470
Industrial Conglomerates - 6.6%
3M Co.	50,300	6,866,453
General Electric Co.	20,385,100	161,857,694
		168,724,147
Machinery - 0.7%
Caterpillar, Inc.	5,100	591,804
Cummins, Inc.	27,000	3,653,640
Flowserve Corp.	190,500	4,551,045
Fortive Corp.	47,300	2,610,487
Stanley Black & Decker, Inc.	2,800	280,000
Westinghouse Air Brake Co.	120,402	5,794,948
		17,481,924
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	252,800	5,395,368
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	179,600	16,564,508
Knight-Swift Transportation Holdings, Inc. Class A	781,900	25,646,320
Lyft, Inc.	135,533	3,639,061
Ryder System, Inc.	30,700	811,708
		46,661,597

TOTAL INDUSTRIALS		362,306,666

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.4%
Cisco Systems, Inc.	252,300	9,917,913
IT Services - 2.7%
Gartner, Inc. (a)	13,600	1,354,152
IBM Corp.	42,200	4,681,246
MasterCard, Inc. Class A	31,300	7,560,828
Twilio, Inc. Class A (a)	14,200	1,270,758
Unisys Corp. (a)	491,247	6,066,900
Visa, Inc. Class A	304,500	49,061,040
		69,994,924
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	32,300	2,895,695
Applied Materials, Inc.	113,200	5,186,824
Marvell Technology Group Ltd.	107,600	2,434,988
NVIDIA Corp.	2,100	553,560
Qualcomm, Inc.	839,090	56,764,439
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	35,200	1,682,208
		69,517,714
Software - 9.4%
Autodesk, Inc. (a)	63,700	9,943,570
Dynatrace, Inc.	61,800	1,473,312
Elastic NV(a)	61,200	3,415,572
Microsoft Corp.	1,119,900	176,619,428
Oracle Corp.	288,800	13,957,704
Parametric Technology Corp. (a)	66,900	4,094,949
SAP SE sponsored ADR	267,500	29,558,750
Workday, Inc. Class A (a)	13,100	1,705,882
		240,769,167
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	297,400	75,625,846

TOTAL INFORMATION TECHNOLOGY		465,825,564

MATERIALS - 1.1%
Chemicals - 0.8%
DuPont de Nemours, Inc.	232,800	7,938,480
Intrepid Potash, Inc. (a)	1,154,350	923,480
Livent Corp. (a)	14,200	74,550
LyondellBasell Industries NV Class A	78,200	3,881,066
Nutrien Ltd.	214,320	7,326,750
PPG Industries, Inc.	3,100	259,160
		20,403,486
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (b)	206,900	7,591,161

TOTAL MATERIALS		27,994,647

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	26,300	5,726,825
Equinix, Inc.	10,200	6,370,614
Simon Property Group, Inc.	19,000	1,042,340
		13,139,779
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	9,300	1,050,807
TOTAL COMMON STOCKS
(Cost $2,618,201,857)		2,504,015,876

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)(e)
(Cost $7,810,134)	7,810,134	3,425,525

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.29% (f)	63,152,320	63,171,266
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	13,299,464	13,302,124
TOTAL MONEY MARKET FUNDS
(Cost $76,465,319)		76,473,390
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,702,477,310)		2,583,914,791
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(20,025,848)
NET ASSETS - 100%		$2,563,888,943

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,940,525 or 0.5% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134
Vertiv Holdings LLC	2/6/20	$11,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$652,139
Fidelity Securities Lending Cash Central Fund	465,624
Total	$1,117,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$213,903,579	$194,172,561	$19,731,018	$--
Consumer Discretionary	93,613,850	89,851,781	3,762,069	--
Consumer Staples	238,833,057	235,358,061	3,474,996	--
Energy	159,436,654	159,112,161	324,493	--
Financials	379,903,808	379,903,808	--	--
Health Care	548,007,465	506,392,824	41,614,641	--
Industrials	362,306,666	354,658,833	7,647,833	--
Information Technology	465,825,564	465,825,564	--	--
Materials	27,994,647	27,994,647	--	--
Real Estate	13,139,779	13,139,779	--	--
Utilities	1,050,807	1,050,807	--	--
Other	3,425,525	--	--	3,425,525
Money Market Funds	76,473,390	76,473,390	--	--
Total Investments in Securities:	$2,583,914,791	$2,503,934,216	$76,555,050	$3,425,525

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
United Kingdom	3.3%
Germany	2.7%
Norway	1.0%
France	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,594,606) — See accompanying schedule: Unaffiliated issuers (cost $2,626,011,991)	$2,507,441,401
Fidelity Central Funds (cost $76,465,319)	76,473,390
Total Investment in Securities (cost $2,702,477,310)		$2,583,914,791
Cash		53,091
Restricted cash		498,427
Foreign currency held at value (cost $677,020)		677,020
Receivable for investments sold		4,809,915
Receivable for fund shares sold		181,299
Dividends receivable		6,613,976
Distributions receivable from Fidelity Central Funds		295,283
Prepaid expenses		2,088
Other receivables		402,487
Total assets		2,597,448,377
Liabilities
Payable for investments purchased	$18,378,239
Payable for fund shares redeemed	449,294
Accrued management fee	1,158,451
Distribution and service plan fees payable	79,766
Other affiliated payables	80,055
Other payables and accrued expenses	103,644
Collateral on securities loaned	13,309,985
Total liabilities		33,559,434
Net Assets		$2,563,888,943
Net Assets consist of:
Paid in capital		$2,616,386,897
Total accumulated earnings (loss)		(52,497,954)
Net Assets		$2,563,888,943
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($2,191,006,759 ÷ 181,262,859 shares)		$12.09
Class A:
Net Asset Value and redemption price per share ($358,086,695 ÷ 30,886,746 shares)(a)		$11.59
Maximum offering price per share (100/94.25 of $11.59)		$12.30
Class M:
Net Asset Value and redemption price per share ($2,374,310 ÷ 211,396 shares)(a)		$11.23
Maximum offering price per share (100/96.50 of $11.23)		$11.64
Class C:
Net Asset Value and offering price per share ($2,355,569 ÷ 219,279 shares)(a)		$10.74
Class I:
Net Asset Value, offering price and redemption price per share ($10,065,610 ÷ 828,952 shares)		$12.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$37,263,826
Income from Fidelity Central Funds (including $465,624 from security lending)		1,117,763
Total income		38,381,589
Expenses
Management fee	$8,395,801
Transfer agent fees	2,225,111
Distribution and service plan fees	585,883
Accounting fees	462,008
Custodian fees and expenses	24,639
Independent trustees' fees and expenses	9,029
Registration fees	39,866
Audit	37,144
Legal	5,561
Miscellaneous	10,068
Total expenses before reductions	11,795,110
Expense reductions	(2,172,760)
Total expenses after reductions		9,622,350
Net investment income (loss)		28,759,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,645,627
Fidelity Central Funds	2,340
Foreign currency transactions	13,879
Total net realized gain (loss)		75,661,846
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $916)	(572,570,252)
Fidelity Central Funds	6,682
Assets and liabilities in foreign currencies	(20,587)
Total change in net unrealized appreciation (depreciation)		(572,584,157)
Net gain (loss)		(496,922,311)
Net increase (decrease) in net assets resulting from operations		$(468,163,072)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,759,239	$62,051,023
Net realized gain (loss)	75,661,846	198,488,193
Change in net unrealized appreciation (depreciation)	(572,584,157)	(321,877,244)
Net increase (decrease) in net assets resulting from operations	(468,163,072)	(61,338,028)
Distributions to shareholders	(234,111,843)	(383,210,528)
Share transactions - net increase (decrease)	202,532,630	138,909,510
Total increase (decrease) in net assets	(499,742,285)	(305,639,046)
Net Assets
Beginning of period	3,063,631,228	3,369,270,274
End of period	$2,563,888,943	$3,063,631,228

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.41	$17.96	$16.69	$14.42	$13.30	$16.53
Income from Investment Operations
Net investment income (loss)A	.14	.31	.26	.24	.21	.21
Net realized and unrealized gain (loss)	(2.26)	(.79)B	2.13	2.47	1.70	(.95)
Total from investment operations	(2.12)	(.48)	2.39	2.71	1.91	(.74)
Distributions from net investment income	(.31)	(.28)	(.24)	(.21)	(.21)	(.21)
Distributions from net realized gain	(.88)	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.20)C	(2.07)D	(1.12)	(.44)E	(.79)	(2.49)
Net asset value, end of period	$12.09	$15.41	$17.96	$16.69	$14.42	$13.30
Total ReturnF,G	(15.66)%	(1.43)%B,H	15.04%H	19.08%H	15.01%H	(5.16)%H
Ratios to Average Net AssetsI,J
Expenses before reductions	.71%K	.70%	.58%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.57%K	.58%	.58%	.59%	.59%	.59%
Expenses net of all reductions	.57%K	.57%	.58%	.59%	.59%	.59%
Net investment income (loss)	1.87%K	2.07%	1.52%	1.55%	1.57%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,191,007	$2,611,342	$2,896,451	$2,705,474	$2,447,565	$2,290,767
Portfolio turnover rateL	26%K	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.53)%

 C Total distributions of $1.20 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.882 per share.

 D Total distributions of $2.07 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $1.796 per share.

 E Total distributions of $.44 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.224 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$17.34	$16.15	$13.97	$12.90	$16.10
Income from Investment Operations
Net investment income (loss)A	.12	.26	.20	.19	.17	.16
Net realized and unrealized gain (loss)	(2.18)	(.77)B	2.07	2.39	1.65	(.92)
Total from investment operations	(2.06)	(.51)	2.27	2.58	1.82	(.76)
Distributions from net investment income	(.27)	(.23)	(.19)	(.17)	(.17)	(.17)
Distributions from net realized gain	(.88)	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.15)	(2.03)	(1.08)C	(.40)D	(.75)	(2.44)E
Net asset value, end of period	$11.59	$14.80	$17.34	$16.15	$13.97	$12.90
Total ReturnF,G,H	(15.80)%	(1.76)%B,I	14.71%I	18.72%I	14.71%I	(5.42)%I
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.00%L	1.00%	.87%	.88%	.89%	.89%
Expenses net of fee waivers, if any	.86%L	.87%	.87%	.88%	.89%	.89%
Expenses net of all reductions	.86%L	.86%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.58%L	1.78%	1.23%	1.26%	1.27%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$358,087	$433,610	$460,953	$426,665	$379,128	$347,875
Portfolio turnover rateM	26%L	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.86)%

 C Total distributions of $1.08 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.883 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.224 per share.

 E Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.34	$16.85	$15.71	$13.62	$12.59	$15.78
Income from Investment Operations
Net investment income (loss)A	.08	.18	.11	.10	.09	.08
Net realized and unrealized gain (loss)	(2.12)	(.75)B	2.02	2.32	1.61	(.89)
Total from investment operations	(2.04)	(.57)	2.13	2.42	1.70	(.81)
Distributions from net investment income	(.19)	(.14)	(.11)	(.11)	(.10)	(.10)
Distributions from net realized gain	(.88)	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.07)	(1.94)	(.99)	(.33)	(.67)C	(2.38)
Net asset value, end of period	$11.23	$14.34	$16.85	$15.71	$13.62	$12.59
Total ReturnD,E,F	(16.04)%	(2.27)%B	14.18%	18.02%	14.09%	(5.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.38%I	1.40%	1.41%	1.42%	1.44%	1.43%
Expenses net of fee waivers, if any	1.38%I	1.40%	1.41%	1.42%	1.44%	1.43%
Expenses net of all reductions	1.38%I	1.40%	1.41%	1.42%	1.44%	1.42%
Net investment income (loss)	1.06%I	1.24%	.69%	.71%	.72%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,374	$3,294	$3,469	$3,421	$2,552	$2,066
Portfolio turnover rateJ	26%I	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.37)%

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$16.23	$15.17	$13.18	$12.21	$15.36
Income from Investment Operations
Net investment income (loss)A	.04	.11	.04	.04	.03	.01
Net realized and unrealized gain (loss)	(2.01)	(.73)B	1.94	2.25	1.57	(.87)
Total from investment operations	(1.97)	(.62)	1.98	2.29	1.60	(.86)
Distributions from net investment income	(.14)	(.09)	(.04)	(.08)	(.05)	(.01)
Distributions from net realized gain	(.88)	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.02)	(1.88)C	(.92)	(.30)	(.63)	(2.29)
Net asset value, end of period	$10.74	$13.73	$16.23	$15.17	$13.18	$12.21
Total ReturnD,E,F	(16.18)%	(2.72)%B	13.62%	17.57%	13.60%	(6.43)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.81%I	1.83%	1.84%	1.85%	1.89%	1.89%
Expenses net of fee waivers, if any	1.81%I	1.83%	1.84%	1.85%	1.89%	1.89%
Expenses net of all reductions	1.81%I	1.82%	1.83%	1.85%	1.89%	1.89%
Net investment income (loss)	.63%I	.82%	.26%	.28%	.27%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,356	$3,247	$3,082	$3,016	$2,023	$1,948
Portfolio turnover rateJ	26%I	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.82)%

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.796 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$18.03	$16.74	$14.48	$13.34	$16.58
Income from Investment Operations
Net investment income (loss)A	.13	.29	.23	.22	.19	.19
Net realized and unrealized gain (loss)	(2.27)	(.81)B	2.16	2.46	1.71	(.96)
Total from investment operations	(2.14)	(.52)	2.39	2.68	1.90	(.77)
Distributions from net investment income	(.29)	(.26)	(.22)	(.20)	(.19)	(.19)
Distributions from net realized gain	(.88)	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.18)C	(2.05)D	(1.10)	(.42)	(.76)E	(2.47)
Net asset value, end of period	$12.14	$15.46	$18.03	$16.74	$14.48	$13.34
Total ReturnF,G	(15.72)%	(1.68)%B	14.97%	18.82%	14.89%	(5.35)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.73%	.72%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.72%J	.73%	.72%	.74%	.75%	.75%
Expenses net of all reductions	.72%J	.73%	.72%	.74%	.75%	.75%
Net investment income (loss)	1.72%J	1.91%	1.38%	1.39%	1.41%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,066	$12,138	$5,315	$3,381	$4,348	$1,604
Portfolio turnover rateK	26%J	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.78)%

 C Total distributions of $1.18 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.882 per share.

 D Total distributions of $2.05 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $1.796 per share.

 E Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $52,475 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$440,271,529
Gross unrealized depreciation	(568,756,804)
Net unrealized appreciation (depreciation)	$(128,485,275)
Tax cost	$2,712,400,066

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,923,952 in this Subsidiary, representing .15% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	422,054,903	394,817,078

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$561,551	$13,340
Class M	.25%	.25%	8,104	–
Class C	.75%	.25%	16,228	5,696
			$585,883	$19,036

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,664
Class M	272
Class C(a)	808
$9,744

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$1,816,835.14
Class A	389,145.17
Class M	5,037.31
Class C	3,876.24
Class I	10,218.15
	$2,225,111

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Capital Development Fund	$10,586

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,148.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Capital Development Fund	$5,761

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $1,375,986. Total fees paid by the Fund to NFS, as lending agent, amounted to $37,862. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $107,588 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.00%	$1,816,835
Class A	.04%	299,297
		$2,116,132

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,567 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,459. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class O	$13,914
Class A	807
Class I	2
$14,723

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,629.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $6,250 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2020	Year ended September 30, 2019
Distributions to shareholders
Class O	$199,112,660	$328,437,833
Class A	33,512,328	53,296,907
Class M	232,784	406,062
Class C	235,074	361,573
Class I	1,018,997	708,153
Total	$234,111,843	$383,210,528

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2020	Year ended September 30, 2019	Six months ended March 31, 2020	Year ended September 30, 2019
Class O
Shares sold	8,020,790	1,962,340	$112,349,869	$30,034,205
Reinvestment of distributions	12,092,080	22,874,326	192,868,660	318,868,109
Shares redeemed	(8,362,417)	(16,554,573)	(127,949,650)	(252,574,286)
Net increase (decrease)	11,750,453	8,282,093	$177,268,879	$96,328,028
Class A
Shares sold	711,794	1,441,193	$10,260,492	$20,933,058
Reinvestment of distributions	2,181,767	3,956,268	33,402,847	53,093,113
Shares redeemed	(1,303,715)	(2,679,724)	(18,891,034)	(39,183,834)
Net increase (decrease)	1,589,846	2,717,737	$24,772,305	$34,842,337
Class M
Shares sold	5,591	24,136	$81,615	$347,292
Reinvestment of distributions	15,665	31,092	232,784	406,062
Shares redeemed	(39,671)	(31,276)	(556,190)	(428,932)
Net increase (decrease)	(18,415)	23,952	$(241,791)	$324,422
Class C
Shares sold	8,819	124,433	$122,883	$1,629,243
Reinvestment of distributions	16,087	28,811	228,912	361,573
Shares redeemed	(42,061)	(106,691)	(539,986)	(1,423,755)
Net increase (decrease)	(17,155)	46,553	$(188,191)	$567,061
Class I
Shares sold	151,843	607,721	$2,380,658	$8,587,852
Reinvestment of distributions	54,834	37,135	879,539	520,258
Shares redeemed	(162,661)	(154,739)	(2,338,769)	(2,260,448)
Net increase (decrease)	44,016	490,117	$921,428	$6,847,662

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Class O	.57%
Actual		$1,000.00	$843.40	$2.63
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Class A	.86%
Actual		$1,000.00	$842.00	$3.96
Hypothetical-C		$1,000.00	$1,020.70	$4.34
Class M	1.38%
Actual		$1,000.00	$839.60	$6.35
Hypothetical-C		$1,000.00	$1,018.10	$6.96
Class C	1.81%
Actual		$1,000.00	$838.20	$8.32
Hypothetical-C		$1,000.00	$1,015.95	$9.12
Class I	.72%
Actual		$1,000.00	$842.80	$3.32
Hypothetical-C		$1,000.00	$1,021.40	$3.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Capital Development Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:
75% beaten
25% beaten
Benchmark
Class O
Class C
12.00
10.00
8.00
6.00
4.00
2.00
10.42
10.50
5.28
5.32
3.93
1 Year
50.0
45.0
40.0
35.0
48.9
47.9
45.1
39.6
38.1
3 Year
70.0
60.0
50.0
40.0
30.0
66.3
61.6
47.4
45.3
38.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class O	22%	52%	31%
Class A	20%	47%	26%
Class C	15%	29%	13%
Class I	20%	50%	28%
Class M	16%	37%	17%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Capital Development Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class O ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADESII-SANN-0520
1.814759.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 22, 2020